FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Capital Management (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Cash and cash equivalents	R$ 6,691,098	R$ 4,358,276	R$ 2,273,834	R$ 6,448,483
Financial Investments	0	1,148
Accounts receivable - FIDC	205,832	208,194
Loans, financing, debentures, leases and contingent consideration	(20,746,530)	(18,737,227)	(19,301,796)
Loans and financing, debentures, leases and other creditors, net of judicial deposits	20,705,984	18,737,227
Derivative transactions, net	6,095	(9,415)
Net equity	R$ 69,799,495	R$ 69,627,320	R$ 68,455,847	R$ 70,006,196
Net debt-to-equity ratio	19.80%	20.40%
Capital management
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net debt	R$ (13,802,959)	R$ (14,179,024)
Net equity	R$ 69,799,495	R$ 69,627,320